S000079321 [Member] Investment Strategy - Parnassus Growth Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Parnassus Growth Equity Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large‑sized growth companies. Equity securities include common stocks, depositary receipts, and interests in real estate investment trusts. The Fund considers a large‑sized company to be one that has a market capitalization that is greater than the median market capitalization of the Russell 1000® Growth Index (which was $21.9 billion as of March 31, 2026) measured at the time of purchase. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell 1000® Growth Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in small- and mid‑capitalization companies. A growth company is a company that the Adviser believes has a superior and pragmatic growth strategy and the potential for above-average revenue and earnings growth. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. The Fund may purchase foreign securities directly on foreign markets.
To determine a company’s prospects, the Fund’s investment adviser, Parnassus Investments, LLC (the “Adviser”), reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with our investment philosophy, as we believe these factors are relevant to our assessment of quality and the risk-return profiles of companies in the Funds. The Fund will evaluate whether it will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s sustainable investment expectations and the Adviser does not believe it is an appropriate investment for the Fund following such changes.